EQUITY - Treasury stocks (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Value of shares
Balance at beginning of period	R$ 27,173,127	R$ 25,938,571	R$ 23,861,554
Repurchases			243,723
Exercise of stock options	9,596	29,411	23,354
Transfer of shares			18,984
Balance at end of period	R$ 31,085,210	R$ 27,173,127	R$ 25,938,571
Common shares
Number of shares
Balance at beginning of the year	571,929,945	571,929,945	571,929,945
Balance at end of period	571,929,945	571,929,945	571,929,945
Preferred shares
Number of shares
Balance at beginning of the year	1,127,010,827	1,124,233,755	1,137,327,184
Repurchases			16,000,000
Exercise of long-term incentive plan	2,220,660	2,777,072	1,597,235
Transfer of shares			1,309,336
Balance at end of period	1,129,231,487	1,127,010,827	1,124,233,755
Treasury Stocks
EQUITY
Average acquisition cost	R$ 13.62	R$ 12.72	R$ 12.84
Value of shares
Balance at beginning of period	R$ (242,542)	R$ (280,426)	R$ (76,085)
Repurchases			243,396
Exercise of stock options	13,233	37,884	27,433
Transfer of shares			11,622
Balance at end of period	R$ (229,309)	R$ (242,542)	R$ (280,426)
Treasury Stocks | Common shares
Number of shares
Balance at beginning of the year	1,697,538	1,697,538	1,697,538
Balance at end of period	1,697,538	1,697,538	1,697,538
Value of shares
Balance at beginning of period	R$ 557	R$ 557	R$ 557
Balance at end of period	R$ 557	R$ 557	R$ 557
Treasury Stocks | Preferred shares
Number of shares
Balance at beginning of the year	19,020,418	21,797,490	8,704,061
Repurchases			16,000,000
Exercise of long-term incentive plan	(2,220,660)	(2,777,072)	(1,597,235)
Transfer of shares			(1,309,336)
Balance at end of period	16,799,758	19,020,418	21,797,490
Value of shares
Balance at beginning of period	R$ 241,985	R$ 279,869	R$ 75,528
Repurchases			243,396
Exercise of stock options	(13,233)	(37,884)	(27,433)
Transfer of shares			(11,622)
Balance at end of period	R$ 228,752	R$ 241,985	R$ 279,869